Segment Information - Revenue information by segment and a reconciliation to consolidated total (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Information
Revenue	$ 73,767,930	$ 75,526,609	$ 73,915,432
Reconciliation to consolidated amounts:
Disposed operations		(7,789,073)
Intersegment operations	(490,451)	(562,995)	(520,254)
Depreciation and amortization expense	(21,891,217)	(21,592,538)	(21,747,513)
Income before other income or expense	3,522,223	5,234,155	6,972,685
Operating income	2,655,404	4,418,590	10,688,922
Reportable segments
Segment Information
Revenue	74,258,381	76,089,604	74,435,686
Cable Segment
Segment Information
Revenue	48,802,524	48,411,776	48,020,929
Sky Segment
Segment Information
Revenue	17,585,216	20,339,038	22,026,616
Other Businesses Segment
Segment Information
Revenue	7,870,641	7,338,790	4,388,141
Operating segment
Segment Information
Revenue	73,767,930	75,526,609	73,915,432
Reconciliation to consolidated amounts:
Corporate expenses	(1,259,949)	(1,538,085)	(2,351,342)
Intersegment operations	(159,894)	(120,424)	(1,608)
Depreciation and amortization expense	(21,469,152)	(21,117,432)	(20,053,302)
Income before other income or expense	3,522,223	5,234,155	6,972,685
Other expense, net	(866,819)	(815,565)	(3,716,237)
Operating income	2,655,404	4,418,590	10,688,922
Operating segment | Reportable segments
Segment Information
Revenue	74,258,381	76,089,604	74,435,686
Reconciliation to consolidated amounts:
Operating income	26,411,218	28,010,096	29,378,937
Operating segment | Cable Segment
Reconciliation to consolidated amounts:
Operating income	18,727,413	19,902,785	20,285,023
Operating segment | Sky Segment
Reconciliation to consolidated amounts:
Operating income	5,731,417	6,416,270	8,504,169
Operating segment | Other Businesses Segment
Reconciliation to consolidated amounts:
Operating income	1,952,388	1,691,041	589,745
Intersegment Revenues
Segment Information
Revenue	(490,451)	(562,995)	(520,254)
Reconciliation to consolidated amounts:
Intersegment operations	(490,451)	(562,995)	(520,254)
Intersegment Revenues | Reportable segments
Segment Information
Revenue	(490,451)	(562,995)	(520,254)
Intersegment Revenues | Cable Segment
Segment Information
Revenue	(182,916)	(151,403)	(54,919)
Intersegment Revenues | Sky Segment
Segment Information
Revenue	(3,325)	(3,804)	(1,858)
Intersegment Revenues | Other Businesses Segment
Segment Information
Revenue	(304,210)	(407,788)	(463,477)
Consolidated Revenues
Segment Information
Revenue	73,767,930	75,526,609	73,915,432
Consolidated Revenues | Reportable segments
Segment Information
Revenue	73,767,930	75,526,609	73,915,432
Consolidated Revenues | Cable Segment
Segment Information
Revenue	48,619,608	48,260,373	47,966,010
Consolidated Revenues | Sky Segment
Segment Information
Revenue	17,581,891	20,335,234	22,024,758
Consolidated Revenues | Other Businesses Segment
Segment Information
Revenue	$ 7,566,431	$ 6,931,002	$ 3,924,664